Portfolio of investments—April 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.81%
Communication services: 4.75%
Entertainment: 1.69%
Activision Blizzard, Inc. †	91,690	$7,125,230
Interactive media & services: 3.06%
Alphabet, Inc. Class C †	119,197	12,899,499
Consumer discretionary: 10.12%
Broadline Retail: 1.60%
Amazon.com, Inc. †	64,183	6,768,097
Household durables: 4.28%
Lennar Corp. Class A	78,853	8,895,407
PulteGroup, Inc.	136,159	9,143,077
		18,038,484
Specialty retail: 4.24%
O’Reilly Automotive, Inc. †	9,856	9,041,008
Ulta Beauty, Inc. †	16,047	8,848,797
		17,889,805
Consumer staples: 5.19%
Consumer Staples Distribution & Retail : 3.55%
Costco Wholesale Corp.	19,254	9,688,998
Target Corp.	33,466	5,279,262
		14,968,260
Food products: 1.64%
Archer-Daniels-Midland Co.	88,940	6,944,435
Energy: 7.08%
Energy equipment & services: 1.68%
Halliburton Co.	216,158	7,079,174
Oil, gas & consumable fuels: 5.40%
Chevron Corp.	50,888	8,578,699
ConocoPhillips	71,059	7,311,261
Devon Energy Corp.	129,512	6,919,826
		22,809,786
Financials: 11.17%
Banks: 4.41%
Citigroup, Inc.	114,383	5,384,008
Citizens Financial Group, Inc.	161,374	4,992,912
JPMorgan Chase & Co.	59,598	8,238,827
		18,615,747
Capital markets: 4.50%
Evercore, Inc. Class A	56,388	6,432,179
See accompanying notes to portfolio of investments
Allspring Large Cap Core Fund | 1

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Capital markets (continued)
Goldman Sachs Group, Inc.	22,234	$7,636,045
Virtu Financial, Inc. Class A	244,353	4,899,278
		18,967,502
Financial Services: 2.26%
Mastercard, Inc. Class A	25,088	9,534,192
Health care: 15.32%
Biotechnology: 5.21%
AbbVie, Inc.	46,075	6,962,854
Regeneron Pharmaceuticals, Inc. †	10,315	8,270,464
United Therapeutics Corp. †	29,341	6,752,244
		21,985,562
Health care equipment & supplies: 1.65%
Hologic, Inc. †	80,687	6,939,889
Health care providers & services: 5.50%
AmerisourceBergen Corp.	53,408	8,911,125
Elevance Health, Inc.	15,129	7,090,206
UnitedHealth Group, Inc.	14,670	7,218,960
		23,220,291
Pharmaceuticals: 2.96%
Bristol-Myers Squibb Co.	86,876	5,800,710
Pfizer, Inc.	172,377	6,703,742
		12,504,452
Industrials: 8.76%
Commercial services & supplies: 2.57%
Copart, Inc. †	137,076	10,835,858
Construction & engineering: 2.47%
EMCOR Group, Inc.	60,973	10,426,383
Electrical equipment: 1.94%
nVent Electric PLC	195,298	8,188,845
Machinery: 1.78%
AGCO Corp.	60,744	7,528,611
Information technology: 27.69%
Communications equipment: 2.37%
Arista Networks, Inc. †	62,578	10,022,493
IT services: 1.78%
Accenture PLC Class A	26,818	7,516,817
Semiconductors & semiconductor equipment: 7.10%
Applied Materials, Inc.	59,598	6,736,362
Broadcom, Inc.	14,212	8,903,818
See accompanying notes to portfolio of investments
2 | Allspring Large Cap Core Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Microchip Technology, Inc.	106,588	$7,779,858
QUALCOMM, Inc.	55,931	6,532,741
		29,952,779
Software: 10.90%
Adobe, Inc. †	13,754	5,192,960
Fortinet, Inc. †	143,265	9,032,858
Microsoft Corp.	76,332	23,453,771
Oracle Corp.	87,793	8,315,753
		45,995,342
Technology hardware, storage & peripherals: 5.54%
Apple, Inc.	137,715	23,367,481
Materials: 5.09%
Chemicals: 1.29%
CF Industries Holdings, Inc.	76,265	5,459,049
Metals & mining: 3.80%
Nucor Corp.	51,805	7,676,465
Reliance Steel & Aluminum Co.	33,658	8,340,452
		16,016,917
Real estate: 3.64%
Retail REITs : 2.02%
Simon Property Group, Inc.	75,186	8,520,077
Specialized REITs : 1.62%
Weyerhaeuser Co.	228,536	6,835,512
Total common stocks (Cost $304,428,686)		416,956,569

		Yield
Short-term investments: 0.56%
Investment companies: 0.56%
Allspring Government Money Market Fund Select Class ♠∞		4.73%	2,351,946	2,351,946
Total short-term investments (Cost $2,351,946)				2,351,946
Total investments in securities (Cost $306,780,632)	99.37%			419,308,515
Other assets and liabilities, net	0.63			2,659,106
Total net assets	100.00%			$421,967,621

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Large Cap Core Fund | 3

Portfolio of investments—April 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,015,223	$45,606,701	$(47,269,978)	$0	$0	$2,351,946	2,351,946	$95,189
See accompanying notes to portfolio of investments
4 | Allspring Large Cap Core Fund

Notes to portfolio of investments—April 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$20,024,729	$0	$0	$20,024,729
Consumer discretionary	42,696,386	0	0	42,696,386
Consumer staples	21,912,695	0	0	21,912,695
Energy	29,888,960	0	0	29,888,960
Financials	47,117,441	0	0	47,117,441
Health care	64,650,194	0	0	64,650,194
Industrials	36,979,697	0	0	36,979,697
Information technology	116,854,912	0	0	116,854,912
Materials	21,475,966	0	0	21,475,966
Real estate	15,355,589	0	0	15,355,589
Short-term investments
Investment companies	2,351,946	0	0	2,351,946
Total assets	$419,308,515	$0	$0	$419,308,515
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Large Cap Core Fund | 5